Mineral Stream Interests - Additional Information (Detail) MillionTonnesPerAnnum in Millions, $ in Millions											12 Months Ended
		Dec. 21, 2023 USD ($)	Nov. 21, 2023 USD ($) MillionTonnesPerAnnum	Nov. 15, 2023 USD ($) oz	Oct. 24, 2023 USD ($)	May 16, 2023 USD ($) oz	Apr. 19, 2023 USD ($) oz	Dec. 14, 2022 USD ($)	Sep. 07, 2022 USD ($) shares	Jan. 17, 2022 USD ($) UNIT_OZ	Dec. 31, 2023 USD ($) oz MillionTonnesPerAnnum	Dec. 31, 2022 USD ($)	Dec. 31, 2023 CAD ($) oz	Jun. 14, 2023 USD ($) oz	Apr. 12, 2023 USD ($)	Apr. 04, 2023 USD ($)	Feb. 03, 2023 USD ($)	Dec. 06, 2022 USD ($)	Sep. 28, 2022 USD ($)	Sep. 07, 2022 CAD ($) shares	Aug. 18, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 21, 2022 USD ($) UNIT_OZ	Feb. 08, 2022 USD ($) oz UNIT_OZ	Jan. 26, 2022 USD ($) UNIT_OZ	Jan. 26, 2022 CAD ($) UNIT_OZ	Dec. 13, 2021 oz	Oct. 02, 2008	Mar. 23, 2006 oz
Disclosure Of Mineral Stream Interests [line items]
Gain on disposal of silver streaming interest											$ 5,027,000	$ 155,868,000
Upfront cash consideration paid	[1]										46,352,000
Percentage of production to be purchased after second step down							1.00%
Upfront cash consideration to be paid	[1],[2]										322,000,000
Number of ounces to be delivered before first step down in entitlement percentage | oz							87,100
Number Of Gold Ounces To Be Delivered Before Second Step Down In Entitlement Percentage | oz							134,000
Reversal of impairment loss											0	8,611,000
Keno Hill Pmpa [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased																													25.00%
Gain on disposal of silver streaming interest									$ 104,395,000
Receipt of shares as consideration for termination, shares | shares									34,800,989											34,800,989
Receipt of shares as consideration for termination, value									$ 141,000,000
Reversal of impairment loss												10,300,000
Yauliyacu PMPA [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased																														100.00%
Cash consideration received upon disposal of mineral stream interest								$ 132,000,000
Gain on disposal of silver streaming interest								$ 51,473,000
Expected cash consideration																					$ 150,000,000
Number Of Ounces To Be Purchased Of Which Payment Due | oz																														1,500,000
Per Ounce Cash Payment As Percentage Of The Per Ounce Price Payment Due																														50.00%
Tranche One [Member] | Curipamba PMPA [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid																		$ 13,000,000
Marmato [member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid																								$ 53,000,000
Upfront cash consideration to be paid											122,000,000													$ 175,000,000
Curipamba [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid											162,300,000
Cash Consideration That Will Be Paid To Support Certain Local Community Development Initiatives											250,000
Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid									$ 15,000,000											$ 20		$ 16,000,000	$ 20
Upfront cash consideration to be paid											151,000,000		$ 200													$ 178,000,000	$ 240
Goose PMPA [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid																$ 31,250,000	$ 31,250,000	$ 31,250,000	$ 31,250,000
Mineral Park [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid											115,000,000
Cangrejos [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid						$ 15,000,000					$ 271,000,000
Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Amount paid for expansion			$ 370,000,000
Salobo [member] | Weighted average [member]
Disclosure Of Mineral Stream Interests [line items]
Historical capacity of mine | MillionTonnesPerAnnum			32								32
Curraghinalt [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid											$ 55,000,000
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Gain on disposal of silver streaming interest	[3]										$ 5,027,000	$ 166,198,000
Silver interests [member] | Mineral Park [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased					100.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL					22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered					18.00%
Upfront cash consideration to be paid					$ 115,000,000
Loan agreement to provide a secured debt facility					25,000,000
Silver interests [member] | Mineral Park [Member] | Instalment one [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid					25,000,000
Silver interests [member] | Mineral Park [Member] | Instalment two [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid					25,000,000
Silver interests [member] | Mineral Park [Member] | Installment Three [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid					25,000,000
Silver interests [member] | Mineral Park [Member] | Final Installment [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid					$ 40,000,000
Gold Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of mineral interest sold							33.00%
Cash flows from (used in) exploration for and evaluation of mineral resources, classified as investing activities							$ 46,000,000
Gain Loss On Disposal Of Mineral Interests							$ 5,000,000
Gold Interests [member] | Curraghinalt [Member]
Disclosure Of Mineral Stream Interests [line items]
Payment for the satisfaction of customary conditions		$ 20,000,000
Additional consideration to be paid during construction		$ 55,000,000
Gold Interests [member] | Curraghinalt [Member] | Step Down Tranche One [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased				3.05%
Number of ounces to be purchased first step down entitlement | oz				125,000
Gold Interests [member] | Curraghinalt [Member] | Step Down Tranche Two [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased				1.50%
Silver [member] | Marmato [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased											100.00%		100.00%
Number of ounces to be delivered before first step down in entitlement percentage | oz											2,150,000		2,150,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL											22.00%		22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered											18.00%
Percentage of production to be purchased after stream percentage reduction											50.00%		50.00%
Silver [member] | Marmato [member] | Amended Agreement [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased																								100.00%
Percentage of metal production at the mine which WPM is entitled to after step down																								50.00%
Number of ounces to be delivered before first step down in entitlement percentage | UNIT_OZ																								2,150,000
Silver [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased											50.00%		50.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered											18.00%
Percentage of production to be purchased after stream percentage reduction											33.00%		33.00%
Silver [member] | Curipamba [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased										75.00%	75.00%		75.00%
Percentage of metal production at the mine which WPM is entitled to after step down										50.00%
Number of ounces to be delivered before first step down in entitlement percentage | UNIT_OZ										4,600,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered											18.00%
Silver [member] | Mineral Park [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased											100.00%		100.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered											18.00%
Gold [member] | Marmato [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased											10.50%		10.50%
Number of ounces to be delivered before first step down in entitlement percentage | oz											310,000		310,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered											18.00%
Percentage of production to be purchased after stream percentage reduction											5.25%		5.25%
Gold [member] | Marmato [member] | Amended Agreement [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased																								10.50%
Gold ounces to be delivered before entitlement step down takes effect | UNIT_OZ																								310,000
Percentage of production to be purchased after stream percentage reduction																								5.25%
Gold [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased											8.00%		8.00%
Number of ounces to be delivered before first step down in entitlement percentage | oz																												279,908
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered											35.00%
Percentage of production to be purchased after stream percentage reduction											4.00%		4.00%
Gold [member] | Blackwater [Member] | Amendment Agreement [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront Amount Payable														$ 40,000,000
Gold [member] | Blackwater [Member] | Tranche One [Member] | Amendment Agreement [Member]
Disclosure Of Mineral Stream Interests [line items]
Number of ounces to be delivered before first step down in entitlement percentage | oz														464,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered						8.00%
Gold [member] | Blackwater [Member] | Tranche Two [Member] | Amendment Agreement [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased after stream percentage reduction														4.00%
Gold [member] | Curipamba [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased										50.00%	50.00%		50.00%
Number of ounces to be delivered before first step down in entitlement percentage | UNIT_OZ										145,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered											18.00%
Percentage of production to be purchased after stream percentage reduction										33.00%	33.00%		33.00%
Gold [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased											100.00%		100.00%													100.00%	100.00%
Number of ounces to be delivered before first step down in entitlement percentage											150,000		150,000													150,000	150,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered											18.00%
Percentage of production to be purchased after stream percentage reduction											67.00%		67.00%													67.00%	67.00%
Gold [member] | Goose [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased											2.78%		2.78%												4.15%
Number of ounces to be delivered before first step down in entitlement percentage | UNIT_OZ																									130,000
Percentage of production to be purchased after first step down							1.44%				1.44%		1.44%												2.15%
Number of ounces to be delivered before second step down in entitlement percentage | oz											134,000		134,000												200,000
Percentage of production to be purchased after second step down											1.00%		1.00%												1.50%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL															22.00%
Upfront cash consideration to be paid															$ 83,750,000										$ 125,000,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered											18.00%
Number of ounces to be delivered before first step down in entitlement percentage | oz											87,100		87,100
Per ounce cash payment as a percentage of the spot price of metal delivered															18.00%
Gold [member] | Goose PMPA [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased							2.78%
Gold [member] | Cangrejos [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased											6.60%		6.60%
Number of ounces to be delivered before first step down in entitlement percentage | oz											700,000		700,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered						18.00%					18.00%
Percentage of production to be purchased after stream percentage reduction											4.40%		4.40%
Percentage Ownership Of The Mine						100.00%
Upfront Consideration Committed to Pay For the PMPA						$ 300,000,000
Gold [member] | Cangrejos [Member] | Upfront Payment Tranche One [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront Cash Consideration Available For Advance Pre Construction						48,000,000
Gold [member] | Cangrejos [Member] | Upfront Payment Tranche One A [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront Cash Consideration Available For Advance Pre Construction In Installments						12,000,000
Gold [member] | Cangrejos [Member] | Upfront Payment Tranche One B [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront Cash Consideration Available For Advance Pre Construction In Installments						17,000,000
Gold [member] | Cangrejos [Member] | Upfront Payment Tranche One C [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront Cash Consideration Available For Advance Pre Construction In Installments						15,000,000
Gold [member] | Cangrejos [Member] | Upfront Payment Tranche One D [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront Cash Consideration Available For Advance Pre Construction In Installments						$ 11,000,000
Gold [member] | Cangrejos Gold [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased						6.60%
Number of ounces to be delivered before first step down in entitlement percentage | oz						700,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL						22.00%
Percentage of production to be purchased after stream percentage reduction						4.40%
Gold [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased											75.00%		75.00%
Gold [member] | Curraghinalt [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased											3.05%		3.05%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL				22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%							18.00%
Percentage of production to be purchased after stream percentage reduction											1.50%		1.50%
Upfront Consideration Committed to Pay For the PMPA				$ 75,000,000
Gold And Silver [Member] | Curipamba PMPA [Member]
Disclosure Of Mineral Stream Interests [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered										18.00%
Gold And Silver [Member] | Curipamba [Member]
Disclosure Of Mineral Stream Interests [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL										22.00%
Upfront cash consideration to be paid										$ 175,500,000
Cash Consideration That Will Be Paid To Support Certain Local Community Development Initiatives										500,000
Upfront Cash Consideration Available For Advance Pre Construction										$ 13,000,000
Platinum [Member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased											22.00%		22.00%													22.00%	22.00%
Number of ounces to be delivered before first step down in entitlement percentage											120,000		120,000													120,000	120,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered											18.00%
Percentage of production to be purchased after stream percentage reduction											15.00%		15.00%													15.00%	15.00%
Gold And Platinum [Member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL																										22.00%	22.00%
Upfront cash consideration to be paid																											$ 240
Per ounce cash payment as a percentage of the spot price of metal delivered																										18.00%	18.00%

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 27 for details of when the remaining upfront consideration to be paid becomes due.
[3]	See Note 13 for more information.